RULE 24f-2 NOTICE

                               For

               DEAN WITTER HIGH YIELD SECURITIES INC.

                      (File No. 811-2932)

Fiscal Year for Which Notice is file                   08/31/95

Unsold balance at beginning of fiscal year               INAP
     of shares of beneficial interest previously registered under Securities Act of 1933

Number of shares registered during fiscal                NONE
    year

Number of shares sold during fiscal year               4,185,702
     pursuant to indefinite registration

**Calculation of filing fee:

(1)  Sale price of shares sold during             $   27,764,909
     fiscal year pursuant to indefinite
     registration


(2)  Purchase price of shares redeemed            $   72,754,047
     during fiscal year

(3)  Purchase price of shares previously                 NONE
     applied pursuant to Section 24e-2(a)

(4)  Item (2) less item (3)                       $   72,754,047

(5)  Item (1) less item (4)                       $  (44,989,138)


(6)  Amount of filing fee                         $       0


                              By  /s/ Sheldon Curtis
                                      Sheldon Curtis
                                 Vice President and General Counsel

Dated:  October 17, 1995